Leases (Details 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Weighted average remaining lease term - operating leases	3 years 8 months 12 days	4 years
Weighted average remaining lease term - finance leases	16 years 8 months 12 days	6 months
Weighted average discount rate - operating leases	1.28%	1.28%
Weighted average discount rate - finance leases	2.29%	7.50%